Other Operating Income and Expenses (Details) - Schedule of Other Operating Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income and Expenses [Abstract]
Pension plan interest		$ 539	$ 963
Compensation from insurance companies due to damages	112	45	141
Rental income	402	457	0
Income from recovery tax and expenses	421	661	548
Income from business alliance	3,396	1,218	0
Other	3,717	887	3,887
Total	$ 8,048	$ 3,807	$ 5,539